Financial Instruments - Summary of Remaining Contractual Maturities for Borrowings and Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ (7,123)	£ (6,414)
Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(7,841)	(7,177)
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(847)	(2,060)
Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(959)	(2,214)
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(79)	(512)
1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(198)	(616)
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(695)	(90)
2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(775)	(191)
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(1,119)	(705)
3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(1,209)	(782)
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(701)	(462)
4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(704)	(536)
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(3,682)	(2,585)
More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Total	(3,966)	(2,838)
Fixed rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(7,343)	(6,015)
Fixed rate borrowings [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(576)	(1,332)
Fixed rate borrowings [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(157)	(528)
Fixed rate borrowings [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(737)	(134)
Fixed rate borrowings [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(1,173)	(732)
Fixed rate borrowings [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(737)	(498)
Fixed rate borrowings [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(3,963)	(2,791)
Floating rate borrowings [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(307)	(779)
Floating rate borrowings [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(307)	(779)
Lease liabilities [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(324)	(388)
Lease liabilities [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(103)	(104)
Lease liabilities [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(72)	(92)
Lease liabilities [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(57)	(62)
Lease liabilities [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(41)	(50)
Lease liabilities [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(17)	(32)
Lease liabilities [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Borrowings	(34)	(48)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Total	(6,978)	(6,367)
Carrying amount [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(6,541)	(5,293)
Carrying amount [member] | Floating rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(307)	(779)
Carrying amount [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	(275)	(342)
Cross-currency interest rate swaps [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(573)	(635)
Derivative financial assets	614	593
Cross-currency interest rate swaps [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(32)	(41)
Derivative financial assets	30	31
Cross-currency interest rate swaps [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(8)	(16)
Derivative financial assets	7	7
Cross-currency interest rate swaps [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(29)	(16)
Derivative financial assets	26	7
Cross-currency interest rate swaps [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(9)	(35)
Derivative financial assets	7	26
Cross-currency interest rate swaps [member] | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(495)	(15)
Derivative financial assets	544	7
Cross-currency interest rate swaps [member] | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(512)
Derivative financial assets		515
Cross-currency interest rate swaps [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(3)	(1)
Derivative financial assets	66	14
Forward foreign exchange contracts [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,010)	(2,548)
Derivative financial assets	2,043	2,551
Forward foreign exchange contracts [member] | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,416)	(1,984)
Derivative financial assets	1,425	1,977
Forward foreign exchange contracts [member] | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(356)	(351)
Derivative financial assets	370	354
Forward foreign exchange contracts [member] | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(214)	(179)
Derivative financial assets	223	185
Forward foreign exchange contracts [member] | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(24)	(34)
Derivative financial assets	25	35
Forward foreign exchange contracts [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(9)	(29)
Derivative financial assets	42	32
Interest Rate Derivatives | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(4)
Derivative financial assets	59	48
Interest Rate Derivatives | Within 1 year [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(1)
Derivative financial assets	20	19
Interest Rate Derivatives | 1-2 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	18	10
Interest Rate Derivatives | 2-3 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	13	8
Interest Rate Derivatives | 3-4 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	6	8
Interest Rate Derivatives | 4-5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(1)
Derivative financial assets	1	3
Interest Rate Derivatives | More than 5 years [member] | Aggregate Contractual Cash Flow
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(2)
Derivative financial assets	1
Interest Rate Derivatives | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(4)
Derivative financial assets	£ 49	£ 35